Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—43.9%
		Auto Receivables—24.7%
$ 13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	$ 13,087,499
2,590,000		AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,645,617
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	2,014,188
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,373,163
6,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,989,909
17,825,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	17,863,416
27,000,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	26,665,143
15,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	15,268,938
63,000,000		BMW Vehicle Lease Trust 2021-2, Class A3, 0.330%, 12/26/2024	62,566,371
14,843,123		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	14,852,422
2,167,991		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,184,536
18,002,000		Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	17,692,020
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,128,583
29,000,000		CarMax Auto Owner Trust 2021-1, Class A3, 0.340%, 12/15/2025	28,827,514
9,500,000		CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	9,293,085
800,000		CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	782,659
1,750,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,723,319
18,750,000	[1]	CarMax Auto Owner Trust 2021-3, Class A2B, 0.220% (1-month USLIBOR +0.110%), 9/16/2024	18,753,244
7,000,000		CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,876,756
12,075,000		CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	11,825,410
5,600,000		CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,511,899
26,529,732		Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	26,447,150
2,700,000		Carvana Auto Receivables Trust 2021-N3, Class N, 2.530%, 6/12/2028	2,705,481
1,378,682		Carvana Auto Receivables Trust 2021-P1, Class N, 2.160%, 12/10/2027	1,380,172
5,359,371		Carvana Auto Receivables Trust 2021-P2, Class N, 1.880%, 5/10/2028	5,368,789
7,756,923		Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	7,761,917
7,300,000		Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	7,319,680
23,604,936		Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	23,603,055
2,008,882		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	2,011,693
3,343,353		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	3,348,827
5,528,875		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	5,526,709
4,054,508		Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	4,056,568
13,974,785		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	13,907,441
7,008,892		Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	7,000,711
6,234,904		Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	6,228,881
3,439,947		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	3,438,410
18,864,758		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	18,773,207
4,930,562		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	4,906,686
2,229,472		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	2,221,810
3,718,496		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	3,733,730
496,281		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	499,611
4,705,000		Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	4,749,229
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,771,513
11,185,000		Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	11,216,039
5,899,812		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	5,902,671

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 42,000,000		Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	$ 41,734,035
47,000,000		Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	46,418,370
30,860,197		Enterprise Fleet Financing LLC 2021-1, Class A2, 0.440%, 12/21/2026	30,706,341
35,800,000		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	35,596,595
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	7,059,246
11,500,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,536,534
6,750,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,812,053
15,000,000		Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	14,928,807
5,000,000		Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	4,971,698
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,708,722
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,078,727
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,938,089
5,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,935,553
4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,256,714
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,512,069
2,763,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class A, 2.840%, 3/15/2024	2,780,427
16,000,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	16,136,400
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 0.710% (1-month USLIBOR +0.600%), 9/15/2024	5,017,078
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,967,936
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,500,374
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,707,454
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,368,458
9,480,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	9,443,957
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,438,097
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,433,539
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,968,956
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,726,656
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,993,720
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,053,759
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,059,708
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	8,006,384
2,754,735	[1]	GM Financial Automobile Leasing Trust 2020-3, Class A2B, 0.234% (1-month USLIBOR +0.130%), 11/21/2022	2,756,842
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,065,676
9,640,000		GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,574,306
10,000,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	9,914,715
8,000,000		GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	7,927,914
22,750,000		GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	22,494,222
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,333,615
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,122,782
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,329,701
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	2,014,893
8,400,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	8,351,356
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,655,935
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,359,076
4,250,000		GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	4,181,898
3,023,099		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	3,038,007
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,624,661
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,581,765
1,795,964		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	1,810,460
4,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,420,226

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	$ 6,109,503
30,000,000		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	29,938,305
5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,129,482
20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	19,839,507
34,000,000		Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	33,601,051
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,407,595
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,797,345
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	5,008,508
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,073,002
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,357,380
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,297,567
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	9,126,884
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,888,496
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,165,328
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,478,333
54,303		Mercedes-Benz Auto Receivables Trust 2020-1, Class A2, 0.460%, 3/15/2023	54,340
33,000,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,393,865
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	18,237,559
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	4,040,678
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	19,703,572
3,511,285		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	3,516,099
26,225,000	[1]	Nissan Master Owner Trust Receivables 2019-A, Class A, 0.670% (1-month USLIBOR +0.560%), 2/15/2024	26,261,623
10,000,000		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 2.695%, 12/15/2031	10,000,148
7,347,861		Santander Consumer Auto Receivables 2021-AA, Class A2, 0.230%, 11/15/2023	7,356,009
1,500,000		Santander Consumer Auto Receivables 2021-AA, Class D, 1.570%, 1/15/2027	1,485,466
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,768,774
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,142,587
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	2,007,451
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,081,817
4,679,358		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,709,036
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	17,810,893
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	10,152,311
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	32,271,827
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,132,318
15,244,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	15,309,392
18,450,000		Santander Drive Auto Receivables Trust 2021-1, Class A3, 0.320%, 9/16/2024	18,471,965
55,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	54,625,224
41,680,000		Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	41,567,047
33,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	32,563,192
34,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	33,388,258
11,000,000		Santander Drive Auto Receivables Trust 2021-4, Class C, 1.260%, 2/16/2027	10,896,231
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	14,079,709
985,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	992,596
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,750,228
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,318,027
5,750,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,719,452
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	20,055,142
15,000,000		Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	14,862,675
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	39,562,732
25,500,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	25,202,083

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 55,825,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	$ 55,204,377
52,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	51,354,456
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,292,714
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	16,910,094
20,670,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	20,736,981
4,650,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,714,375
23,000,000		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	22,890,249
18,150,000		Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	18,067,387
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	10,099,483
17,350,000		Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	17,134,985
16,000,000		Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,783,264
6,000,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,926,579
1,932,377		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	1,947,324
3,283,896		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	3,304,275
10,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	10,001,619
52,000,000		Toyota Lease Owner Trust 2021-B, Class A4, 0.450%, 11/20/2025	51,368,595
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,480,866
34,600,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,587,226
12,000,000		Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	11,956,612
1,593,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,613,346
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,671,087
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,197,508
1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,402,900
344,579	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.360% (1-month USLIBOR +0.250%), 7/17/2023	344,815
2,803,322		World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	2,807,064
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,919,526
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,648,102
6,430,000		World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	6,303,721
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,648,431
4,500,000		World Omni Auto Receivables Trust 2021-B C, Class C, 1.290%, 12/15/2027	4,451,406
5,000,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,932,576
21,775,000		World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	21,742,858
5,000,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,888,985
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,935,718
1,288,430		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	1,301,235
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,037,885
10,645,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,741,980
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,676,898
5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,695,070
8,764,747		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	8,803,220
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	5,066,152
1,004,333		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	1,005,284
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,256,785
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,756,190
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	9,013,948
9,250,000		World OMNI Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	9,124,475
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,440,488
5,000,000		World OMNI Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,912,605
		TOTAL	2,209,970,508

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—5.0%
$ 8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.560% (1-month USLIBOR +0.450%), 9/16/2024	$ 8,209,183
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.690% (1-month USLIBOR +0.580%), 2/18/2025	6,697,182
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.430% (1-month USLIBOR +0.320%), 10/15/2025	12,038,166
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 0.450% (1-month USLIBOR +0.340%), 12/15/2025	11,590,177
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.660% (1-month USLIBOR +0.550%), 12/15/2025	10,064,307
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 0.470% (1-month USLIBOR +0.360%), 2/17/2026	3,615,888
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.680% (1-month USLIBOR +0.570%), 2/17/2026	16,646,583
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.700% (1-month USLIBOR +0.590%), 4/15/2026	18,805,061
4,202,000		American Express Credit Account Master Trust 2019-2, Class B, 2.860%, 11/15/2024	4,236,760
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.520% (1-month USLIBOR +0.410%), 1/15/2025	1,201,698
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 0.460% (1-month USLIBOR +0.350%), 3/16/2026	4,720,163
50,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	49,420,625
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,831,968
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	6,043,344
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 0.434% (1-month USLIBOR +0.330%), 1/20/2025	10,833,209
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.444% (1-month USLIBOR +0.340%), 6/7/2025	20,326,798
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 0.600% (1-month USLIBOR +0.490%), 7/15/2024	6,255,024
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.470% (1-month USLIBOR +0.360%), 4/15/2025	14,744,666
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.440% (1-month USLIBOR +0.330%), 8/15/2025	14,710,400
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.500% (1-month USLIBOR +0.390%), 3/15/2026	6,290,293
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,552,825
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,149,844
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,699,590
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.630% (1-month USLIBOR +0.520%), 7/15/2024	21,568,306
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,847,981
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,193,943
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.593% (1-month USLIBOR +0.490%), 7/21/2024	24,079,227
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,850,794
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,346,567
43,200,000		Master Credit Card Trust 2021-1A, Class A, 0.530%, 11/21/2025	42,587,212
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,873,003
50,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 0.270% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	50,031,240
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,966,969
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	8,017,581
		TOTAL	445,046,577
		Equipment Lease—4.6%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,538,861
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,684,751
4,648,585		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	4,668,071
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,246,346
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,912,913
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,021,456
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,049,706
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,175,916
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,827,638
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,361,382
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,416,081
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	12,191,742
17,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	17,502,546
22,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	22,413,575

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 13,000,000		Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	$ 12,859,153
10,500,000		Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	10,386,602
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,903,489
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,369,797
7,152,086		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	7,188,978
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,412,732
31,650,000		DLLMT LLC 2021-1A, Class A2, 0.600%, 3/20/2024	31,606,285
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,692,994
10,800,000		Great America Leasing Receivables 2020-1 old, Class B, 2.000%, 2/16/2026	10,953,686
25,067,711		Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	25,067,320
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,552,958
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,785,307
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,733,280
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,783,994
2,500,000		HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,505,473
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,197,102
25,000,000		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,888,133
19,640,000		HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	19,502,750
21,250,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	21,011,261
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	15,435,571
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	11,053,092
346,024		John Deere Owner Trust 2020-B, Class A2, 0.410%, 3/15/2023	346,337
1,738,830		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,756,563
2,868,871		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	2,872,079
6,616,044		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	6,620,039
15,017,569		MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	15,020,398
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,734,103
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,518,541
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,018,870
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,852,130
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,276,974
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,487,602
8,102,824		Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	8,115,105
		TOTAL	411,519,682
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.842% (1-month USLIBOR +0.740%), 8/25/2034	27,743
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	27,743
		Manufactured Housing—0.0%
4,102		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	4,122
		Other—7.1%
1,404,725		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	1,410,413
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,721,608
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,526,395
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,293,913
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,856,993
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,075,339
7,113,496		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/16/2032	7,129,472
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,847,188

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/16/2032	$ 4,897,320
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,373,745
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,241,024
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,978,393
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,520,813
22,250,000		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	22,209,825
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	18,708,327
868,761		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	872,278
2,987,378		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	2,984,089
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,038,284
2,741,211		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	2,763,372
2,725,176		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	2,747,697
38,000,000		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	37,677,585
2,794,915	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.783% (1-month USLIBOR +0.680%), 10/25/2035	2,805,375
7,396,383	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.160% (1-month USLIBOR +1.050%), 12/15/2059	7,449,385
1,896,443	[1]	Navient Student Loan Trust 2020-CA, Class A1, 0.860% (1-month USLIBOR +0.750%), 11/15/2068	1,900,405
14,728,910		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	14,687,410
12,616,981		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	12,604,319
24,113,710		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	23,799,694
64,697,204		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	64,154,569
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.052% (1-month USLIBOR +0.950%), 7/25/2025	9,831,770
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.452% (1-month USLIBOR +1.350%), 7/25/2025	5,523,325
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.002% (1-month USLIBOR +2.900%), 7/25/2025	3,259,322
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.660% (1-month USLIBOR +0.550%), 4/15/2024	11,038,624
10,750,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	10,855,201
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,028,062
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	10,056,921
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	19,274,564
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	4,023,379
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,919,321
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,480,749
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,916,281
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	35,010,554
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,749,197
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	37,443,973
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,451,452
3,500,485		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	3,592,293
4,544,686		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	4,546,813
342,478	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.053% (1-month USLIBOR +0.950%), 1/25/2039	343,180
256,745	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 0.953% (1-month USLIBOR +0.850%), 7/25/2039	257,248
778,025	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.803% (1-month USLIBOR +0.700%), 3/26/2040	779,548
536,158	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.703% (1-month USLIBOR +0.600%), 7/25/2040	537,078
232,685	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.603% (1-month USLIBOR +0.500%), 11/26/2040	233,098
564,743	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.453% (1-month USLIBOR +0.350%), 2/25/2042	564,987
834,939		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	838,803
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	5,043,039
20,369,399		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	20,335,981
3,228,602	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.853% (1-month USLIBOR +0.750%), 9/25/2056	3,225,292
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,969,201
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,024,658

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	$ 3,564,602
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,566,206
5,058,113		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	5,105,990
1,931,280	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.554% (1-month USLIBOR +0.450%), 12/20/2023	1,938,731
5,092,031		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	5,140,525
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	17,888,760
27,000,000	[1]	Verizon Owner Trust 2020-A, Class A1B, 0.374% (1-month USLIBOR +0.270%), 7/22/2024	27,031,398
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	10,134,113
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,947,586
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	26,880,671
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,942,611
		TOTAL	631,570,337
		Student Loans—2.5%
48,688,248		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	48,060,671
51,774,608		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	50,807,458
10,307,516	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 0.844% (1-month USLIBOR +0.740%), 4/20/2062	10,351,659
60,823,224	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 0.794% (1-month USLIBOR +0.690%), 4/20/2062	60,839,799
13,661,554	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 0.710% (1-month USLIBOR +0.600%), 3/17/2053	13,665,410
36,750,000	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 0.719% (1-month USLIBOR +0.630%), 2/15/2051	36,855,164
		TOTAL	220,580,161
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,932,768,400)	3,918,719,130
		CORPORATE BONDS—36.8%
		Capital Goods - Aerospace & Defense—1.1%
5,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	5,000,608
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	17,277,420
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,223,813
19,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	19,668,199
14,500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	14,883,454
37,000,000	[3]	Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	36,821,590
		TOTAL	98,875,084
		Capital Goods - Construction Machinery—0.6%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,738,574
20,000,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.169% (Secured Overnight Financing Rate +0.120%), 7/10/2023	19,975,289
7,895,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.249% (Secured Overnight Financing Rate +0.200%), 10/11/2024	7,884,952
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,824,175
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,360,086
		TOTAL	50,783,076
		Capital Goods - Diversified Manufacturing—0.5%
2,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,000,290
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,024,518
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,527,094
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 0.583% (3-month USLIBOR +0.450%), 4/5/2023	8,235,265
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,828,792
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,319,943
20,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	20,827,502
		TOTAL	45,763,404
	[1]	Communications - Cable & Satellite—0.4%
35,830,000		Comcast Corp., Sr. Unsecd. Note, 0.754% (3-month USLIBOR +0.630%), 4/15/2024	36,202,689

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—0.0%
$ 2,610,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	$ 2,615,188
		Communications - Telecom Wireless—0.6%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	19,330,994
30,800,000	[1,3]	Vodafone Group PLC, Sr. Unsecd. Note, 1.112% (3-month USLIBOR +0.990%), 1/16/2024	31,065,423
		TOTAL	50,396,417
		Communications - Telecom Wirelines—0.3%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.840%, 3/20/2026	25,365,081
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.211% (3-month USLIBOR +1.000%), 3/16/2022	4,177,292
		TOTAL	29,542,373
		Consumer Cyclical - Automotive—3.3%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.401% (3-month USLIBOR +0.280%), 1/12/2024	10,014,197
13,635,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	13,489,085
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	5,003,451
14,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	14,158,654
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,036,970
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 0.800% (Secured Overnight Financing Rate +0.750%), 12/13/2024	20,023,045
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.490% (3-month USLIBOR +1.270%), 3/28/2022	3,568,411
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,758,525
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.669% (Secured Overnight Financing Rate +0.620%), 10/15/2024	19,992,584
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.810% (Secured Overnight Financing Rate +0.760%), 3/8/2024	10,047,372
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.677% (3-month USLIBOR +1.550%), 1/14/2022	9,092,765
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,603,995
12,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	11,799,712
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	14,973,786
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	9,020,552
4,850,000		Metalsa Sa De Cv, 144A, 4.900%, 4/24/2023	5,012,014
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.830% (3-month USLIBOR +0.640%), 3/8/2024	20,007,930
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.910% (3-month USLIBOR +0.690%), 9/28/2022	4,004,343
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.012% (3-month USLIBOR +0.890%), 1/13/2022	10,000,940
9,810,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	10,301,971
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.511% (3-month USLIBOR +0.390%), 1/11/2023	5,016,579
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.369%, 4/6/2023	9,998,108
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.379% (Secured Overnight Financing Rate +0.330%), 1/11/2024	10,002,086
15,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.400% (Secured Overnight Financing Rate +0.350%), 6/13/2023	15,008,382
5,000,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.811% (3-month USLIBOR +0.690%), 1/11/2022	5,000,614
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	30,001,310
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,640,722
		TOTAL	297,578,103
	[1]	Consumer Cyclical - Retailers—0.2%
18,700,000		Home Depot, Inc., Sr. Unsecd. Note, 0.481% (3-month USLIBOR +0.310%), 3/1/2022	18,706,241
		Consumer Cyclical - Services—0.5%
14,950,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.250%, 5/12/2023	14,877,973
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	9,966,023
17,000,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	17,805,715
		TOTAL	42,649,711
		Consumer Non-Cyclical - Food/Beverage—1.4%
32,655,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	32,394,225
19,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	18,933,088
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.132% (3-month USLIBOR +1.010%), 10/17/2023	7,044,301

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 3,315,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	$ 3,315,691
16,755,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	16,427,309
6,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	6,855,283
5,028,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	5,243,712
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,063,006
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,599,416
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,616,382
		TOTAL	120,492,413
		Consumer Non-Cyclical - Health Care—1.1%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.210% (3-month USLIBOR +1.030%), 6/6/2022	10,537,884
12,495,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,657,863
15,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	14,879,022
27,235,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	26,863,795
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	8,104,493
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 0.579% (Secured Overnight Financing Rate +0.530%), 10/18/2024	26,640,302
		TOTAL	99,683,359
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 0.810% (3-month USLIBOR +0.650%), 11/21/2022	13,687,987
4,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,550,708
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.821% (3-month USLIBOR +0.620%), 6/10/2022	6,514,207
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.213% (3-month USLIBOR +1.010%), 12/15/2023	9,179,262
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,304,679
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.535% (3-month USLIBOR +0.380%), 5/16/2022	500,642
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,832,004
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,456,496
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,902,240
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,942,690
12,085,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	12,013,375
6,700,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	7,383,527
		TOTAL	75,267,817
		Consumer Non-Cyclical - Products—0.1%
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,506,139
		Consumer Non-Cyclical - Tobacco—0.1%
10,000,000	[1]	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 1.036% (3-month USLIBOR +0.880%), 8/15/2022	10,026,209
		Energy - Independent—0.1%
13,365,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	13,189,828
		Energy - Integrated—0.9%
15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.354% (3-month USLIBOR +0.200%), 8/11/2023	14,999,438
14,155,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,281,117
5,329,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.375%, 3/13/2022	5,382,130
4,931,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	5,632,670
15,200,000	[1]	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.851% (3-month USLIBOR +3.650%), 3/11/2022	15,231,388
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	17,946,360
2,345,000	[3]	Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,399,806
		TOTAL	75,872,909
		Energy - Midstream—0.1%
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	10,823,973
		Energy - Refining—0.2%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,734,171
10,000,000		Phillips 66, Sr. Unsecd. Note, 3.700%, 4/6/2023	10,340,651

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$ 2,500,000	[3]	Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	$ 2,486,720
		TOTAL	21,561,542
		Financial Institution - Banking—14.0%
10,000,000	[1]	American Express Co., 0.826% (3-month USLIBOR +0.650%), 2/27/2023	10,033,486
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 0.700% (Secured Overnight Financing Rate +0.650%), 11/4/2026	21,610,334
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,814,990
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	436,217
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.650% (3-month USLIBOR +0.490%), 11/21/2022	13,551,385
36,000,000	[1]	Banco Santander, S.A., 1.681% (3-month USLIBOR +1.560%), 4/11/2022	36,129,184
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 1.020%, 7/22/2027	15,271,132
25,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.124% (3-month USLIBOR +1.000%), 4/24/2023	25,058,911
6,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.593%, 5/28/2024	6,503,283
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.780% (Secured Overnight Financing Rate +0.730%), 10/24/2024	5,029,218
50,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.400% (Secured Overnight Financing Rate +0.350%), 12/8/2023	50,027,103
10,000,000	[1,3]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.670% (Secured Overnight Financing Rate +0.620%), 9/15/2026	9,983,665
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,087,253
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,006,288
10,000,000		Bank of New York Mellon Corp., Series MTN, 0.310%, 4/26/2024	10,001,570
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 0.250 (Secured Overnight Financing Rate +0.200%%, 10/25/2024	9,970,234
25,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	24,803,670
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.179% (3-month USLIBOR +1.050%), 10/30/2023	5,038,024
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.600% (Secured Overnight Financing Rate +0.550%), 9/15/2023	15,052,362
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.660% (Secured Overnight Financing Rate +0.610%), 9/15/2026	20,014,052
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,117,983
25,985,000		Barclays Bank PLC, Sub. Note, 7.625%, 11/21/2022	27,420,399
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,257,535
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.535% (3-month USLIBOR +1.380%), 5/16/2024	15,189,941
16,357,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.586% (3-month USLIBOR +1.430%), 2/15/2023	16,376,804
20,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	21,508,754
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.450% (Secured Overnight Financing Rate +0.400%), 12/14/2023	9,997,223
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.469% (Secured Overnight Financing Rate +0.420%), 10/18/2024	24,939,959
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.850%, 3/17/2023	10,929,361
5,000,000	[3]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,007,521
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.279% (3-month USLIBOR +1.150%), 1/30/2023	7,694,806
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.719% (Secured Overnight Financing Rate +0.669%), 5/1/2025	10,077,133
15,000,000	[1,3]	Citigroup, Inc., Sr. Unsecd. Note, 0.820% (Secured Overnight Financing Rate +0.770%), 6/9/2027	15,118,528
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.074% (3-month USLIBOR +0.950%), 7/24/2023	5,014,672
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 0.876% (3-month USLIBOR +0.720%), 2/14/2022	2,000,265
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,893,200
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.170% (3-month USLIBOR +0.950%), 3/29/2023	10,091,942
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450% (Secured Overnight Financing Rate +0.400%), 7/7/2025	26,016,303
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.440% (Secured Overnight Financing Rate +0.390%), 2/2/2024	11,971,165
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.500% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,178,876
25,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 0.430% (Secured Overnight Financing Rate +0.380%), 8/9/2023	25,006,035
19,150,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,316,975
10,000,000		Goldman Sachs Group, Inc., 4.000%, 3/3/2024	10,608,304

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.480%, 3/8/2023	$ 10,001,003
20,495,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.914% (3-month USLIBOR +0.750%), 2/23/2023	20,586,043
12,275,000	[1,3]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.969% (Secured Overnight Financing Rate +0.920%), 10/21/2027	12,346,864
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.590% (Secured Overnight Financing Rate +0.540%), 11/17/2023	15,005,387
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.840% (Secured Overnight Financing Rate +0.790%), 12/9/2026	10,067,636
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.160% (3-month USLIBOR +1.000%), 5/18/2024	5,048,378
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,833,563
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,811,603
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,121,470
2,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	2,435,383
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.585%, 6/1/2025	8,014,419
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.630% (Secured Overnight Financing Rate +0.580%), 3/16/2024	10,022,027
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.650% (Secured Overnight Financing Rate +0.600%), 12/10/2025	20,024,172
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.815% (Secured Overnight Financing Rate +0.765%), 9/22/2027	12,560,168
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.854% (3-month USLIBOR +0.730%), 4/23/2024	6,032,755
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.354% (3-month USLIBOR +1.230%), 10/24/2023	5,031,922
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,039,610
7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	7,393,182
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.770% (3-month USLIBOR +0.610%), 5/18/2022	7,014,424
25,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Note, 2.623%, 7/18/2022	25,287,976
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	8,959,140
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.749% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,281,873
11,970,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.791%, 1/22/2025	11,854,147
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,770,628
20,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	19,935,761
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,629,485
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,211,699
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.760% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,388,122
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,854,831
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.611% (3-month USLIBOR +0.410%), 12/13/2022	30,091,632
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 0.540% (Secured Overnight Financing Rate +0.490%), 8/6/2024	16,039,595
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	22,808,924
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.580% (Secured Overnight Financing Rate +0.530%), 8/12/2024	2,001,293
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.810% (Secured Overnight Financing Rate +0.760%), 9/29/2026	9,038,881
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.635% (3-month USLIBOR +0.500%), 7/27/2022	6,677,244
20,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.410% (Secured Overnight Financing Rate +0.360%), 7/29/2024	20,018,170
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.793% (3-month USLIBOR +0.660%), 10/5/2023	5,039,471
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.349% (Secured Overnight Financing Rate +0.300%), 1/19/2024	9,991,347
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.450% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,025,128
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.482% (3-month USLIBOR +0.360%), 1/17/2023	5,011,986
12,750,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	12,619,465
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,613,496
1,825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	1,804,977
15,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.289% (Secured Overnight Financing Rate +0.240%), 1/6/2023	15,013,103
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,971,231
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.780% (Secured Overnight Financing Rate +0.730%), 3/9/2023	6,033,876
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.450% (Secured Overnight Financing Rate +0.400%), 6/9/2025	46,961,119
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	12,982,350
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.598% (3-month USLIBOR +0.400%), 12/9/2022	10,023,735

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 38,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 0.335% (3-month BSBY +0.170%), 6/2/2023	$ 37,927,800
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.410% (Secured Overnight Financing Rate +0.360%), 2/9/2024	34,988,003
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.500% (Secured Overnight Financing Rate +0.450%), 8/9/2024	10,020,430
6,866,000		UBS AG Stamford, CT, Sub., 7.625%, 8/17/2022	7,132,284
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.691% (3-month USLIBOR +0.570%), 1/11/2023	30,450,183
		TOTAL	1,248,005,439
		Financial Institution - Finance Companies—0.9%
30,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.150%, 10/29/2023	29,881,666
3,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,649,348
11,000,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.553% (3-month USLIBOR +0.350%), 12/15/2022	10,994,991
34,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	34,437,462
		TOTAL	78,963,467
		Financial Institution - Insurance - Health—0.4%
25,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	24,906,196
11,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	10,948,499
		TOTAL	35,854,695
		Financial Institution - Insurance - Life—2.0%
5,090,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	5,008,567
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	14,860,843
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,810,837
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	6,224,578
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,478,103
25,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 0.319% (Secured Overnight Financing Rate +0.270%), 10/21/2024	24,968,318
10,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.350% (Secured Overnight Financing Rate +0.300%), 9/27/2024	9,979,239
12,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.369%(Secured Overnight Financing Rate +0.320%), 1/7/2024	12,004,265
4,375,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	4,309,933
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.619% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,029,214
5,555,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,571,701
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,942,354
4,765,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,795,312
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.270% (Secured Overnight Financing Rate +0.220%), 2/2/2023	5,003,138
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.409% (Secured Overnight Financing Rate +0.360%), 10/21/2023	5,017,242
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	15,899,540
9,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.430% (Secured Overnight Financing Rate +0.380%), 8/23/2024	8,993,994
8,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.499% (Secured Overnight Financing Rate +0.450%), 4/12/2024	8,007,020
22,815,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	22,588,144
		TOTAL	176,492,342
		Technology—1.2%
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.643% (3-month USLIBOR +0.500%), 2/9/2022	1,033,471
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,045,634
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,601,898
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	10,208,384
5,835,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	6,194,824
10,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	10,540,432
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,776,142
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 0.859% (3-month USLIBOR +0.730%), 1/30/2023	5,030,475
8,015,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	7,976,252
14,750,000		VMware, Inc., Sr. Unsecd. Note, 0.600%, 8/15/2023	14,651,884
25,000,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	24,773,090
		TOTAL	106,832,486

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.2%
$ 15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	$ 16,263,653
		Transportation - Railroads—0.1%
7,730,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	7,740,877
		Transportation - Services—0.0%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,355,175
		Utility - Electric—4.3%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,518,280
12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.612% (3-month USLIBOR +0.480%), 11/1/2023	12,061,224
31,575,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	31,198,941
30,330,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.673% (3-month USLIBOR +0.500%), 3/2/2023	30,267,804
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.700%, 5/13/2024	9,378,972
20,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2023	20,336,319
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.733% (3-month USLIBOR +0.530%), 9/15/2023	16,877,127
7,660,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	7,522,084
6,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	6,754,488
47,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 0.300% (Secured Overnight Financing Rate +0.250%), 8/15/2023	46,981,621
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.350% (Secured Overnight Financing Rate +0.300%), 6/28/2024	15,243,824
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 0.380% (Secured Overnight Financing Rate +0.330%), 10/18/2024	25,786,229
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	16,941,418
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.430% (3-month USLIBOR +0.270%), 2/22/2023	19,986,164
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.450% (Secured Overnight Financing Rate +0.400%), 11/3/2023	30,005,086
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.590% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,584,453
19,160,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	19,078,510
14,970,000	[1]	PPL Electric Utilities Corp., 0.380% (Secured Overnight Financing Rate +0.330%), 6/24/2024	14,933,602
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.470% (3-month USLIBOR +0.250%), 9/28/2023	17,814,082
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,040,615
10,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	9,875,998
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,924,403
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,520,916
		TOTAL	382,632,160
		Utility - Natural Gas—1.3%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 0.578% (3-month USLIBOR +0.380%), 3/9/2023	18,954,491
8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 0.450% (Secured Overnight Financing Rate +0.400%), 2/17/2023	8,937,718
25,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	26,109,810
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,552,774
24,875,000	[1]	ONE Gas, Inc., Sr. Unsecd. Note, 0.811% (3-month USLIBOR +0.610%), 3/11/2023	24,876,276
4,565,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	4,540,024
25,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	24,794,873
		TOTAL	113,765,966
		Utility - Natural Gas Distributor—0.1%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.548% (3-month USLIBOR +0.350%), 9/14/2023	9,565,800
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	987,053
		TOTAL	10,552,853
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,286,429,636)	3,286,995,588
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—7.3%
		Federal Home Loan Mortgage Corporation—5.5%
1,526,613		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 0.649% (1-month USLIBOR +0.550%), 12/15/2033	1,531,931
1,110,012		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.510% (1-month USLIBOR +0.400%), 6/15/2034	1,114,865
156,879		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.410% (1-month USLIBOR +0.300%), 4/15/2035	157,199

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 762,594		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.630% (1-month USLIBOR +0.520%), 12/15/2035	$ 770,820
190,586		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.570% (1-month USLIBOR +0.460%), 2/15/2034	192,054
767,407		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.520% (1-month USLIBOR +0.410%), 5/15/2036	772,222
317,605		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.469% (1-month USLIBOR +0.380%), 5/15/2036	320,086
160,289		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.595% (1-month USLIBOR +0.485%), 8/15/2035	161,776
59,196		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 0.510% (1-month USLIBOR +0.400%), 7/15/2036	59,563
164,877		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.410% (1-month USLIBOR +0.300%), 9/15/2036	166,145
252,168		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.510% (1-month USLIBOR +0.400%), 7/15/2036	254,623
77,818		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.510% (1-month USLIBOR +0.400%), 7/15/2036	78,720
62,780		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.560% (1-month USLIBOR +0.450%), 7/15/2037	63,199
1,128,745		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.710% (1-month USLIBOR +0.600%), 11/15/2037	1,148,851
942,466		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.530% (1-month USLIBOR +0.420%), 11/15/2037	951,592
97,699		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.860% (1-month USLIBOR +0.750%), 7/15/2036	99,765
340,945		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.020% (1-month USLIBOR +0.910%), 7/15/2037	348,915
13,420,459		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.440% (1-month USLIBOR +0.330%), 4/15/2041	13,492,996
5,478,653		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 0.440% (1-month USLIBOR +0.330%), 4/15/2041	5,499,992
1,376,774		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 0.460% (1-month USLIBOR +0.350%), 8/15/2043	1,387,573
1,418,210		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 0.510% (1-month USLIBOR +0.400%), 8/15/2046	1,431,471
2,404,865		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.477% (1-month USLIBOR +0.350%), 7/15/2047	2,415,438
18,937,479		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 0.502% (1-month USLIBOR +0.400%), 7/25/2049	19,112,092
5,783,501		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 0.502% (1-month USLIBOR +0.400%), 9/25/2049	5,822,626
25,993,583		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.552% (1-month USLIBOR +0.450%), 10/25/2049	26,299,265
22,403,752		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 0.452% (1-month USLIBOR +0.350%), 7/25/2050	22,508,418
34,094,796		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.552% (1-month USLIBOR +0.450%), 7/25/2050	34,411,991
26,414,883		Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.350% (Secured Overnight Financing Rate +0.300%), 4/25/2041	26,461,777
8,648,373		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 0.300% (Secured Overnight Financing Rate +0.250%), 12/25/2050	8,656,054
25,000,000		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 0.230% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	24,994,047
11,123,453		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 0.564% (1-month USLIBOR +0.470%), 5/25/2030	11,188,501
2,579,076		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 0.444% (1-month USLIBOR +0.350%), 8/25/2030	2,586,908
24,617,464		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 0.424% (1-month USLIBOR +0.330%), 9/25/2030	24,892,810
24,901,090		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 0.424% (1-month USLIBOR +0.330%), 10/25/2030	24,957,648
22,667,096		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 0.374% (1-month USLIBOR +0.280%), 10/25/2027	22,695,813
32,204,369		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 0.394% (1-month USLIBOR +0.300%), 11/25/2030	32,268,498
57,084,884		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.354% (1-month USLIBOR +0.260%), 11/25/2030	57,120,197
29,341,519		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 0.354% (1-month USLIBOR +0.260%), 12/25/2030	29,357,178
60,067,990		Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.300% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	60,029,534
30,000,000		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 0.264% (1-month USLIBOR +0.170%), 12/25/2030	30,000,000
		TOTAL	495,783,153
		Federal National Mortgage Association—0.9%
96,593		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.104% (1-month USLIBOR +1.000%), 12/18/2032	98,967
312,753		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.402% (1-month USLIBOR +0.300%), 12/25/2036	314,640
227,505		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.532% (1-month USLIBOR +0.430%), 6/25/2036	229,032
1,190,866		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.502% (1-month USLIBOR +0.400%), 7/25/2036	1,201,767
244,482		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.452% (1-month USLIBOR +0.350%), 8/25/2036	246,060
753,436		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.452% (1-month USLIBOR +0.350%), 9/25/2036	759,213

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 612,658		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.323% (1-month USLIBOR +0.220%), 2/25/2046	$ 604,900
3,932,931		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 0.332% (1-month USLIBOR +0.230%), 3/25/2037	3,944,263
391,924		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.562% (1-month USLIBOR +0.460%), 9/25/2037	396,285
214,892		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.552% (1-month USLIBOR +0.450%), 7/25/2037	217,185
107,538		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.102% (1-month USLIBOR +1.000%), 6/25/2037	110,462
4,150		Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.902% (1-month USLIBOR +0.800%), 5/25/2039	4,152
20,037		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.602% (1-month USLIBOR +0.500%), 8/25/2039	20,267
270,013		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.952% (1-month USLIBOR +0.850%), 4/25/2037	276,747
7,432,018		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 0.502% (1-month USLIBOR +0.400%), 10/25/2040	7,474,401
11,926,076		Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.452% (1-month USLIBOR +0.350%), 5/25/2046	12,008,508
2,422,562		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.452% (1-month USLIBOR +0.350%), 4/25/2047	2,435,158
25,190,918		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 0.402% (1-month USLIBOR +0.300%), 12/25/2048	25,329,695
1,997,243		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 0.502% (1-month USLIBOR +0.400%), 7/25/2049	2,010,135
8,851,158		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.502% (1-month USLIBOR +0.400%), 7/25/2050	8,906,291
13,968,984		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.402% (1-month USLIBOR +0.300%), 10/25/2060	14,015,104
		TOTAL	80,603,232
		Government National Mortgage Association—0.9%
6,626,864		Government National Mortgage Association REMIC, Series 2005-41, Class FC, 0.404% (1-month USLIBOR +0.300%), 5/20/2035	6,641,436
3,796,010		Government National Mortgage Association REMIC, Series 2005-84, Class FA, 0.304% (1-month USLIBOR +0.200%), 11/20/2035	3,799,481
3,157,328		Government National Mortgage Association REMIC, Series 2007-21, Class F, 0.408% (1-month USLIBOR +0.300%), 4/16/2037	3,178,009
4,707,808		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.431% (1-month USLIBOR +0.350%), 11/20/2062	4,704,030
1,960,893		Government National Mortgage Association REMIC, Series 2013-26, Class GF, 0.404% (1-month USLIBOR +0.300%), 2/20/2043	1,967,617
3,016,138		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.621% (1-month USLIBOR +0.540%), 7/20/2063	3,024,371
3,724,856		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.631% (1-month USLIBOR +0.550%), 7/20/2063	3,732,674
4,769,847		Government National Mortgage Association REMIC, Series 2015-111, Class HF, 0.404% (1-month USLIBOR +0.300%), 8/20/2045	4,782,867
4,573,349		Government National Mortgage Association REMIC, Series 2017-133, Class FB, 0.358% (1-month USLIBOR +0.250%), 9/16/2047	4,588,078
26,740,888		Government National Mortgage Association REMIC, Series 2018-115, Class DF, 0.451% (1-month USLIBOR +0.300%), 8/20/2048	26,893,186
13,823,435		Government National Mortgage Association REMIC, Series 2020-83, Class FA, 0.504% (1-month USLIBOR +0.400%), 6/20/2039	13,960,609
		TOTAL	77,272,358
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $652,913,445)	653,658,743
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
		Commercial Mortgage—1.6%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.360% (1-month USLIBOR +1.250%), 7/15/2035	19,987,604
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.510% (1-month USLIBOR +1.400%), 11/15/2036	29,982,810
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.134% (1-month USLIBOR +1.030%), 12/19/2030	14,053,928
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.454% (1-month USLIBOR +1.350%), 12/19/2030	24,908,315
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	38,787,747

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 14,051,428	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.891% (1-month USLIBOR +0.790%), 4/10/2046	$ 13,989,349
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $141,248,582)	141,709,753
	[4]	COMMERCIAL PAPER—1.1%
		Energy - Midstream—0.3%
22,107,000		Energy Transfer LP, 0.350%, 1/3/2022	22,106,416
		Financial Institution - Banking—0.8%
40,000,000		HSBC USA, Inc., 0.431%, 1/3/2022	39,999,667
9,250,000		NatWest Markets PLC, 0.371%, 1/7/2022	9,249,712
23,850,000		NatWest Markets PLC, 0.411%, 1/4/2022	23,849,587
		TOTAL	73,098,966
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $95,204,229)	95,205,382
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.7%
		Non-Agency Mortgage—0.7%
26,735,284		BRASS PLC, Class A1, 0.669%, 4/16/2069	26,652,083
123,004	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.202% (1-month USLIBOR +1.100%), 11/20/2035	76,639
9,191,040	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.628% (3-month USLIBOR +0.450%), 8/25/2060	9,196,739
76,666	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.022% (1-month USLIBOR +0.920%), 11/25/2034	74,867
132,969	[1]	Impac CMB Trust 2004-9, Class 1A2, 0.982% (1-month USLIBOR +0.880%), 1/25/2035	130,566
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,199,945
222,522	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.810% (1-month USLIBOR +0.700%), 11/15/2031	217,294
598,411		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	597,458
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.520% (3-month USLIBOR +0.390%), 1/21/2070	14,004,368
255,312	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.152% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	252,927
437,071	[1]	Washington Mutual 2006-AR15, Class 1A, 0.922% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	425,742
239,266	[1]	Washington Mutual 2006-AR17, Class 1A, 0.904% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	227,128
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,110,869)	61,055,756
		CERTIFICATES OF DEPOSIT—0.3%
		Financial Institution - Banking—0.3%
20,000,000		National Bank of Kuwait, 0.420%, 2/18/2022	20,003,754
9,250,000		National Bank of Kuwait, 0.450%, 2/3/2022	9,251,817
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $29,250,000)	29,255,571
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
55,721		FNMA ARM, 1.484%, 5/1/2040	56,880
503,746		FNMA ARM, 1.488%, 8/1/2033	512,078
30,294		FNMA ARM, 2.441%, 4/1/2030	31,334
429,464		FNMA ARM, 2.445%, 7/1/2034	445,662
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,032,399)	1,045,954
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
339,695		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $359,122)	398,845
		INVESTMENT COMPANIES—8.3%
41,378,385		Bank Loan Core Fund	399,301,418
4,995,005		Federated Hermes Conservative Microshort Fund	49,900,100
7,774,810		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	7,774,810

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
286,686,046	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	$ 286,686,046
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $742,097,757)	743,662,374
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $8,942,414,439)	8,931,707,096
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	2,755,061
	TOTAL NET ASSETS—100%	$8,934,462,157
At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[7]United States Treasury Notes 10-Year Short Futures	1,000	$130,468,750	March 2022	$(963,188)
[7]United States Treasury Notes 2-Year Short Futures	4,250	$927,230,473	March 2022	$1,227,761
[7]United States Treasury Notes 5-Year Short Futures	2,250	$272,197,267	March 2022	$(688,566)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(423,993)
The average notional value of short futures contracts held by the Fund throughout the period was $829,368,850. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At December 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
4/21/2022	HSBC Bank USA	5,023,456	EUR	$6,104,147	$371,268
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$371,268
The average value at settlement date receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $322,514. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Forward Contracts is included in “Other Assets and Liabilities—Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Affiliates	Value as of 9/30/2021	Purchases at Cost	Proceeds from Sales
Federated Bank Loan Core Fund	$285,749,679	$114,277,311	$—
Federated Government Obligations Fund, Premier Shares*	$12,188,530	$27,550,250	$(31,963,970)
Federated Hermes Conservative Microshort Fund	$50,000,000	$—	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$811,254,944	$874,597,577	$(1,399,018,702)
High Yield Bond Portfolio	$109,929,673	$993,524	$(109,721,905)
TOTAL OF AFFILIATED TRANSACTIONS	$1,269,122,826	$1,017,418,662	$(1,540,704,577)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2021	Shares Held as of 12/31/2021	Dividend Income
$(725,572)	$—	$399,301,418	41,378,385	$3,777,311
N/A	N/A	$7,774,810	7,774,810	$563
$(99,900)	$—	$49,900,100	4,995,005	$32,224
$(23,372)	$(124,401)	$286,686,046	286,686,046	$30,767
$(3,964,557)	$2,763,265	$—	—	$1,125,495
$(4,813,401)	$2,638,864	$743,662,374	340,834,246	$4,966,360

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$7,587,248	$7,774,810

4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$3,918,719,130	$0	$3,918,719,130
Corporate Bonds	—	3,286,995,588	—	3,286,995,588
Collateralized Mortgage Obligations	—	653,658,743	—	653,658,743
Commercial Mortgage-Backed Securities	—	141,709,753	—	141,709,753
Commercial Paper	—	95,205,382	—	95,205,382
Non-Agency Mortgage-Backed Securities	—	61,055,756	—	61,055,756
Certificates Of Deposit	—	29,255,571	—	29,255,571
Adjustable Rate Mortgages	—	1,045,954	—	1,045,954
Mortgage-Backed Security	—	398,845	—	398,845
Investment Companies	743,662,374	—	—	743,662,374
TOTAL SECURITIES	$743,662,374	$8,188,044,722	$0	$8,931,707,096
Other Financial Instruments:
Assets
Futures Contracts	$1,227,761	$—	$—	$1,227,761
Foreign Exchange Contracts	—	371,268	—	371,268
Liabilities
Futures Contracts	(1,651,754)	—	—	(1,651,754)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(423,993)	$371,268	$—	$(52,725)

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate